FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets:
Derivative assets	$ 1,459	$ 3,486
Total financial assets	1,459	3,486
Liabilities:
Derivative liabilities	84
Convertible debt	16,071	25,353
Total financial liabilities	16,155	25,353
Fair Value, Inputs, Level 1 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Convertible debt	16,071	25,353
Total financial liabilities	16,071	25,353
Fair Value, Inputs, Level 2 [Member]
Assets:
Derivative assets	1,459	3,486
Total financial assets	1,459	3,486
Liabilities:
Derivative liabilities	84
Convertible debt
Total financial liabilities	84
Fair Value, Inputs, Level 3 [Member]
Assets:
Derivative assets
Total financial assets
Liabilities:
Derivative liabilities
Convertible debt
Total financial liabilities